RELATED PARTY TRANSACTIONS	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 4 - RELATED PARTY TRANSACTIONS

Accrued expenses (see Note 6) to related parties totaled $70,670 and $64,420 as of April 30, 2017 and 2016, respectively. Included in accrued expenses to related parties as of April 30, 2017 and 2016 is a balance payable of $31,633 to Tydus Richards, the former Chairman of our board of directors and shareholder.

See Note 6 regarding the Company’s acquisition in March 2017 of the right, title and interest in a refinery project from a related party.

On May 18, 2015, Jack W. Hanks, Bruce N. Lemons and Nabil Katabi, the three directors of the Company and certain companies under their control, entered an agreement to forgive the following indebtedness from the Company totaling $2,212,721 and contribute the amounts to capital.

	Accounts Payable	Accounts Payable – Related Party	Accrued Expenses	Notes Payable
Hanks:
Accrued compensation	$-	$-	$883,584	$-
Accounts payable	-	8,033	-	-
Notes payable	-	-	-	39,337
Accrued interest payable	-	-	5,901	-
Lemons:
Accrued consulting fees	-	-	791,315	-
Notes payable	-	-	-	63,530
Accrued interest payable	-	-	9,320	-
Katabi:
Accounts payable	5,536	-	-	-
Accrued consulting fees	-	-	375,000	-
Notes payable	-	-	-	27,100
Accrued interest payable	-	-	4,065	-

Total	$5,536	$8,033	$2,069,185	$129,967

On May 18, 2015, Maple Structure Holdings, LLC (“Maple Structure Holdings”), a related party controlled by Jack W. Hanks, President and CEO of the Company, converted 1,000,000 preferred shares of the Company (the “Preferred Shares”) previously transferred to Maple Structure Holdings from an unrelated party. In November 2015, the Company issued 123,283,700 shares of its common stock to Maple Structure Holdings for the conversion of the Preferred Shares with a book value of $1,000,000 and accrued dividends of $410,685 into 123,283,700 common shares of the Company at $0.01 per share. The common shares issued were valued at $1,849,256, or $0.015 per share, the market price on the date of the conversion, resulting in a loss on extinguishment of debt of $438,571.

On May 18, 2015, The Maple Gas Corporation, a related party controlled by Jack W. Hanks, converted convertible notes payable with a book value of $1,950,000 into 194,999,999 common shares of the Company at $0.01 per share. The common shares issued were valued at $0.015 per share, the market price on the date of the conversion, resulting in a loss on extinguishment of debt of $975,000. The common shares were issued in May 2016, and common stock payable included $2,925,000 at April 30, 2016 related to this transaction. The shares were issued in May 2016.